Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 292,239	$ 947,915	$ 1,594,526	$ 1,868,963	$ 2,212,210
Non-PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	(328,168)	(270,571)	(176,949)	(385,297)	(328,672)
PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 620,407	$ 1,218,486	$ 1,771,475	$ 2,254,260	$ 2,540,882